SUPPLEMENTARY INFORMATION TO THE CONSOLIDATED STATEMENTS OF LOSS (Details 1) - CAD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
EXPLORATION AND EVALUATION EXPENSES AND COST RECOVERIES
Salaries and benefits	$ 239,000	$ 300,000	$ 414,000
Insurance	17,000	79,000	55,000
Data processing and retention	30,000	23,000	60,000
Other office expenses	32,000	15,000	21,000
Total	$ 318,000	$ 417,000	$ 550,000